ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 70.3%

Biotechnology – 45.1%
ATAI Life Sciences NV (Germany)*	11,758	$173,901
Cybin, Inc. (Canada)*	92,147	201,802
Enveric Biosciences, Inc.*	35,754	74,011
GH Research PLC (Ireland)*	3,768	83,122
Mind Medicine MindMed, Inc. (Canada)*	76,686	178,678
PsyBio Therapeutics Corp.*	225,864	53,552
Seelos Therapeutics, Inc.*	51,760	124,742
Small Pharma, Inc. (Canada)*	207,046	67,360
Total Biotechnology		957,168

Healthcare - Services – 18.2%
Field Trip Health Ltd. (Canada)*	42,352	194,396
Greenbrook TMS, Inc. (Canada)*	13,796	103,332
Numinus Wellness, Inc. (Canada)*	142,546	88,036
Total Healthcare - Services		385,764

Pharmaceuticals – 7.0%
Compass Pathways PLC (United Kingdom)*(a)	4,943	147,648
Total Common Stocks
(Cost $1,514,059)		1,490,580

MONEY MARKET FUND – 22.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)(c)
(Cost $471,903)	471,903	471,903
Total Investments – 92.6%
(Cost $1,985,962)		1,962,483
Other Assets in Excess of Liabilities – 7.4%		157,702
Net Assets – 100.0%		$2,120,185

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	Amount includes $201,903 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,490,580	$–	$–	$1,490,580
Money Market Fund	471,903	–	–	471,903
Total	$1,962,483	$–	$–	$1,962,483

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(52)	$–	$(52)
Total	$–	$(52)	$–	$(52)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Biotechnology	45.1%
Healthcare - Services	18.2
Pharmaceuticals	7.0
Money Market Fund	22.3
Total Investments	92.6
Other Assets in Excess of Liabilities	7.4
Net Assets	100.0%

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
Betterlife Pharma ORD	72,000	SOFR + 1.00%	Monthly	9/19/2022	$15,863	$15,862	$(1)
Core One Labs ORD	60,000	SOFR + 1.00%	Monthly	9/19/2022	88,809	88,800	(9)
Empower Clinics ORD	50,000	SOFR + 1.00%	Monthly	9/19/2022	16,096	16,095	(1)
Havn Life Sciences ORD	60,000	SOFR + 1.00%	Monthly	9/19/2022	12,787	12,786	(1)
Mind Cure Health ORD	70,000	SOFR + 1.00%	Monthly	9/19/2022	18,257	18,252	(5)
Mindset Pharma ORD	60,000	SOFR + 1.00%	Monthly	9/19/2022	35,547	35,544	(3)
Mydecine Innovations Group ORD	265,000	SOFR + 1.00%	Monthly	9/19/2022	70,123	70,116	(7)
Novamind ORD	23,000	SOFR + 1.00%	Monthly	9/19/2022	11,900	11,897	(3)
Optimi Health ORD	22,200	SOFR + 1.00%	Monthly	9/19/2022	11,103	11,100	(3)
Psyched Wellness ORD	160,000	SOFR + 1.00%	Monthly	9/19/2022	18,755	18,752	(3)
Red Light Holland ORD	125,000	SOFR + 1.00%	Monthly	9/19/2022	20,377	20,375	(2)
Revive Therapeutics ORD	75,000	SOFR + 1.00%	Monthly	9/19/2022	26,705	26,702	(3)
Tryp Therapeutics ORD	50,000	SOFR + 1.00%	Monthly	9/19/2022	17,502	17,500	(2)
Wesana Health Holdings ORD	38,700	SOFR + 1.00%	Monthly	9/19/2022	90,629	90,620	(9)
Net Unrealized Depreciation							$(52)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate.